Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities
14. Other Non-Current Liabilities
Other non-current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Guaranteed revenue program deposits	$—	$37,500
Fractional ownership deposits	16,686	3,636
PPP loan	—	339
Other	26	28
	$16,712	$41,503
15. Other Non-Current Liabilities
Other non-current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Fractional ownership deposits	$23,102	$16,686
Other	—	26
	$23,102	$16,712